Income Taxes and Deferred Taxes	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 16 — Income Taxes and Deferred Taxes:

There is no provision for federal income tax and state income tax is provided for at the minimum statutory amount. The Company has available at June 30, 2015 approximately $7,883,000 and $5,980,000 in federal and state unused operating loss carry-forwards that expire in various years from 2018 to 2035. The Company also has available at June 30, 2015 approximately $400,000 capital loss carry-forwards. The Company had available at June 30, 2014 approximately $7,348,000 and $5,527,000 in federal and state unused operating loss carry-forwards that expire in various years from 2017 to 2034. As of June 30, 2013 the federal amount was $8,843,922 and the state amount was $6,723,005 for unused operating loss carry-forwards which expire in various years from 2017 to 2033.

Deferred income tax assets and liabilities result from differences in reporting of income and expenses and operating loss carry-forwards. No deferred income tax assets have been recorded due to the fact that it is unlikely the Company will derive any tax benefit from these factors. There were no material unrecorded taxes at the years ending June 30, 2014 or 2013.